PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
SCHEDULE OF PREPAID EXPENSES

As of December 31, 2023 and 2022, prepaid expenses and other current assets consisted of the following:

	As of
	December 31, 2023	December 31, 2022
Prepayment to vendors	$5,784,530	$2,148,368
Deferred IPO Costs(1)	1,282,570	797,403
Advances to employees(2)	29,380	29,759
Others(3)	210,998	377,594
Prepaid expenses and other current assets	$7,307,478	$3,353,124

(1)	The balance represented the incremental costs incurred for the Company’s initial public offering (“IPO”), which is deducted from the proceeds of the IPO upon the completion of the IPO.
(2)	The balance represented advances that the Company’s subsidiaries have advanced to non-director/officer employees. The advance is interest-free.
(3)	The balance primarily represented a deductible VAT input tax of $54,734 and $262,447, and a deposit of $35,568 and $34,014, as of December 31, 2023 and 2022, respectively.